Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q and determined there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

11.	SUBSEQUENT EVENTS

(a)	Subsequent to January 31, 2025, the Company’s outside corporate counsel exercised 58,333 warrants as a cashless conversion and the Company issued 46,961 shares of common stock.

(b)	On February 6, 2025, the Company entered into an agreement with a consultant to provide consulting services to the Company’s Board of Directors. The Company issued 5,000 shares of the Company’s common stock to the consultant, valued at $39,050. The shares were issued from the treasury shares held by the Company. The term of the agreement is for twelve months.

(c)	On March 4, 2025, the Company issued 3,500 shares of the Company’s common stock to employees for services rendered. The fair value of the shares issued was $24,360. The shares were issued from the treasury shares held by the Company.